Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Products and related services	$ 13,529	$ 7,457	$ 8,642
Projects	12,218	26,179	17,534
Warranty and support	8,303	3,597	3,334
Total revenues	34,050	37,233	29,510
Cost of revenues:
Products and related services	4,851	4,680	5,603
Projects	2,825	5,321	2,902
Warranty and support	1,190	487	477
Total cost of revenues	8,866	10,488	8,982
Gross profit	25,184	26,745	20,528
Operating expenses:
Research and development	15,503	10,562	8,047
Less - royalty-bearing participation	1,648	1,599	1,693
Research and development, net	13,855	8,963	6,354
Sales and marketing, net	11,426	10,996	8,528
General and administrative	3,391	4,191	4,523
Total operating expenses	28,672	24,150	19,405
Operating income (loss)	(3,488)	2,595	1,123
Financial income, net	1,136	389	816
Income (loss) before taxes on income	(2,352)	2,984	1,939
Taxes on income	(63)	(83)	(24)
Net income (loss)	$ (2,415)	$ 2,901	$ 1,915
Basic net income (loss) per Ordinary Share	$ (0.18)	$ 0.24	$ 0.18
Diluted net income (loss) per Ordinary Share	$ (0.18)	$ 0.23	$ 0.18
Weighted average number of Ordinary Share used in computing basic net income (loss) per Ordinary Share	13,630,793	12,039,176	10,406,897
Weighted average number of Ordinary Share used in computing diluted net income (loss) per Ordinary Share	13,630,793	12,351,566	10,779,547